Prospectus Supplement January 1, 2026

For the following funds with the most recent summary and statutory prospectuses:

Capital Group Conservative Equity ETF (CGCV) Capital Group Dividend Growers ETF (CGDG) Capital Group Dividend Value ETF (CGDV)	Capital Group Core Equity ETF (CGUS) Capital Group Global Growth Equity ETF (CGGO)

1.	The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus for Capital Group Conservative Equity ETF is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Grant L. Cambridge	2024	Partner – Capital Research Global Investors
Charles E. Ellwein President	2024	Partner – Capital Research Global Investors
Cheryl E. Frank	2024	Partner – Capital Research Global Investors
Martin Jacobs	2024	Partner – Capital Research Global Investors
James B. Lovelace	2024	Partner – Capital Research Global Investors

2. The following is added to the section titled ”The Capital SystemTM” in the “Management and organization” section of the statutory portion of the prospectus for Capital Group Conservative Equity ETF:

William L. Robbins and Brant W. Thompson no longer manage money in the fund.

3. The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus for Capital Group Dividend Growers ETF is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Aline Avzaradel President	2025	Partner – Capital International Investors
Saurav Jain	2023	Partner – Capital International Investors
Dimitrije M. Mitrinovic	2026	Partner – Capital International Investors
William L. Robbins	2026	Partner – Capital International Investors

4. The following is added to the section titled ”The Capital SystemTM” in the “Management and organization” section of the statutory portion of the prospectus for Capital Group Dividend Growers ETF:

Dimitrije M. Mitrinovic, Partner, Capital International Investors, serves as an equity portfolio manager for the fund. Dimitrije has been an investment professional since 2002 (with Capital Research and Management Company or affiliate since 2007). He has been managing in the fund since 2026. William L. Robbins, Partner, Capital International Investors, serves as an equity portfolio manager for the fund. William has been an investment professional since 1992 (with Capital Research and Management Company or affiliate since 1995). He has been managing in the fund since 2026.

Grant L. Cambridge and Steven T. Watson no longer manage money in the fund.

5. The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus for Capital Group Dividend Value ETF is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Christopher D. Buchbinder President	2022	Partner – Capital Research Global Investors
Brittain Ezzes	2025	Partner – Capital Research Global Investors
Martin Jacobs	2022	Partner – Capital Research Global Investors
James B. Lovelace	2022	Partner – Capital Research Global Investors
Adam Ward	2026	Partner – Capital Research Global Investors

6. The following is added to the section titled ”The Capital SystemTM” in the “Management and organization” section of the statutory portion of the prospectus for Capital Group Dividend Value ETF:

Adam Ward, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Adam has been an investment professional since 2006 (with Capital Research and Management Company or affiliate since 2011). He has been managing in the fund since 2026.

Keiko McKibben no longer manages money in the fund.

7. The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus for Capital Group Core Equity ETF is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Brad Barrett	2024	Partner – Capital Research Global Investors
Charles E. Ellwein	2022	Partner – Capital Research Global Investors
Cheryl E. Frank	2026	Partner – Capital Research Global Investors
J. Blair Frank	2022	Partner – Capital Research Global Investors
Martin Jacobs	2024	Partner – Capital Research Global Investors
Caroline Jones	2022	Partner – Capital Research Global Investors
Jessica C. Spaly President	2024	Partner – Capital Research Global Investors

8. The following is added to the section titled ”The Capital SystemTM” in the “Management and organization” section of the statutory portion of the prospectus for Capital Group Core Equity ETF:

Brad Barrett, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Brad has been an investment professional since 2000 (all with Capital Research and Management Company or affiliate). He has been managing in the fund since 2024, and previously an investment analyst for the fund since 2022. Cheryl E. Frank, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Cheryl has been an investment professional since 1997 (with Capital Research and Management Company or affiliate since 2002). She has been managing in the fund since 2026. Martin Jacobs, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Martin has been an investment professional since 1987 (with Capital Research and Management Company or affiliate since 2001). He has been managing in the fund since 2024. Jessica C. Spaly, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Jessica serves as President of the fund and has been an investment professional since 1999 (with Capital Research and Management Company or affiliate since 2003). She has been managing in the fund since 2024.

Keiko McKibben no longer manages money in the fund.

9. The table under the heading “Portfolio managers” in the “Management” section of the summary portion of the prospectus for Capital Group Global Growth Equity ETF is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Barbara Burtin	2025	Partner – Capital World Investors
Mathews Cherian	2026	Partner – Capital World Investors
Patrice Collette President	2022	Partner – Capital World Investors
Matt Hochstetler	2023	Partner – Capital World Investors
Jason B. Smith	2024	Partner – Capital World Investors

10. The following is added to the section titled ”The Capital SystemTM” in the “Management and organization” section of the statutory portion of the prospectus for Capital Group Global Growth Equity ETF:

Mathews Cherian, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Mathews has been an investment professional since 1997 (with Capital Research and Management Company or affiliate since 2004). He has been managing in the fund since 2026.

Piyada Phanaphat no longer manages money in the fund.

Keep this supplement with your summary and statutory prospectuses.

Lit. No. ETGESU-012-0126P CGD/AFD/10039-S109157

Statement of Additional Information Supplement January 1, 2026

For the most recent statement of additional information of the following funds, as supplemented to date:

Capital Group Conservative Equity ETF (CGCV) Capital Group Dividend Growers ETF (CGDG) Capital Group Dividend Value ETF (CGDV)	Capital Group Core Equity ETF (CGUS) Capital Group Global Growth Equity ETF (CGGO)
1.	The first bullet point under the heading “Investing outside the United States” in the “Certain investment limitations and guidelines” section of the Capital Group Conservative Equity ETF statement of additional information is amended to read as follows:
•	The fund may invest up to 20% of its assets outside the United States in securities of issuers that are not included in the S&P 500 Index.
•	To a limited extent, the fund may invest its assets outside the United States and Canada in securities of issuers that are not included in the S&P 500 Index.

2.	The following is added under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information for Capital Group Conservative Equity ETF:

William L. Robbins and Brant W. Thompson no longer manage money in the fund.

3.	The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information for Capital Group Dividend Growers ETF is amended to remove Grant L. Cambridge and Steven T. Watson and to add Dimitrije M. Mitrinovic and William L. Robbins as set forth below. Footnotes to the table in the statement of additional information remain unchanged.
Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Dimitrije M. Mitrinovic	Over $1,000,000	4	$365.1	3	$5.95	None
William L. Robbins	$100,001 – $500,000	5	$492.8	3	$70.19	None

4.	The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information for Capital Group Dividend Value ETF is amended to remove Keiko McKibben and to add Adam Ward as set forth below. Footnotes to the table in the statement of additional information remain unchanged.
Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]	Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Adam Ward	$100,001 - $500,000	None	None	None

5.	The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information for Capital Group Core Equity ETF is amended to remove Keiko McKibben and to add Brad Barrett, Cheryl E. Frank, Martin Jacobs and Jessica C. Spaly as set forth below. Footnotes to the table in the statement of additional information remain unchanged.
Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Brad Barrett	Over $1,000,000	2	$142.1	2	$4.63	None
Cheryl E. Frank	Over $1,000,000	4	$156.6	1	$4.69	128 $19.24
Martin Jacobs	$100,001 - $500,000	6	$455.6	6	$13.80	None
Jessica C. Spaly	$500,001 - $1,000,000	6	$691.8	6	$78.07	None

6.	The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information for Capital Group Global Growth Equity ETF is amended to remove Piyada Phanaphat and to add Matthews Cherian as set forth below. Footnotes to the table in the statement of additional information remain unchanged.
Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Mathews Cherian	$100,001 - $500,000	4	$482.1	5	$16.92	None

Keep this supplement with your statement of additional information.

Lit No. ETGESU-009-0126O CGD/10149-S108667